Expense Example - RBC BlueBay High Yield Bond Fund - Class R6	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	185
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	$ 771